Summary Of Significant Accounting Policies (Amortization Expense Associated With Capitalized Software And Other Definite Lived Intangibles) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Accounting Policies [Abstract]
Amortization expense - capitalized software	$ 6.4	$ 7.8	$ 7.7
Amortization expense - other definite-lived intangibles	$ 1.2	$ 0.7	$ 0.4